CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts payable	$ 23,535	$ 16,953
Advance from customers	24,789	33,279
Accrued expenses and other current liabilities	$ 57,819	$ 42,183
Ordinary shares, par value (in dollars per share)	$ 0.000067	$ 0.000067
Ordinary shares, shares authorized	750,000,000	750,000,000
Ordinary shares, shares issued	244,955,045	244,895,045
Ordinary shares, shares outstanding	226,080,381	224,038,611
Treasury stock, shares	18,588,418	18,934,988
Consolidated VIEs
Accounts payable		$ 17
Accrued expenses and other current liabilities	$ 490	$ 1,568